Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

30.Commitments and contingencies

Registration Rights

The holders of the (i) founder shares (which were issued in a private placement prior to the closing of the IPO), (ii) Private Placement Warrants (which were issued in a private placement simultaneously with the closing of the IPO) and (iii) Private Placement Warrants (that may be issued upon conversion of Working Capital Loans) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to the A&R Registration Rights Agreement so long as such demand includes a number of registrable securities with a total offering price in excess of $50,000 thousand. The holders of these securities are entitled to make up to three demands in any 12-month period, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the CMPL acquisition. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Rehabilitation Bond Amendments

MAL, MAC Australia and Glencore Operations Australia have entered into various contractual arrangements relating to performance guarantees Glencore Operations Australia has provided the state of New South Wales regarding the equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with CMPL mining activities. These are in the ordinary course of business. As at 31 December 2023 the total value of the guarantees was AU$44,683 thousand (2022: $nil).

Glencore Operations Australia is subject to a contractual commitments whereby it has agreed to provide the performance guarantees for up to AU$44,031 thousand until the earlier of MAL refinancing its senior debt and 16 June 2024. Whilst Glencore Operations Australia will provide the performance guarantees, MAL and MAC Australia will assume all liability if the guarantees are called on and will pay Glencore Operations Australia interest at a rate of 2.75% per annum on the amounts guaranteed by Glencore Operations Australia.

Capital commitments

Capital expenditure for the acquisition of property, plant and equipment is generally funded through the cash flow generated by the business. As at 31 December 2023 $1,415 thousand all of which relates to expenditure to be incurred over the next year (31 December 2022 and 1 January 2022: $nil) was contractually committed for the acquisition of plant and equipment. This capital expenditure primarily relates to vehicles.

Environmental contingencies

The Group’s operations are subject to various environmental laws and regulations. The Group is in material compliance with those laws and regulations. The Group accrues for environmental contingencies when such contingencies are probable and reasonably estimable. Such accruals are adjusted as new information develops or circumstances change. Recoveries of environmental remediation costs from insurance companies and other parties are recorded as assets when the recoveries are virtually certain. At this time, the Group is unaware of any material environmental incidents at the CSA mine. Any potential liability arising from the above is not expected to have a material adverse effect on Group’s income, financial position or cash flow.